Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000210577
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Institutional Class Shares
Account Value	$ 4,178,778	$ 3,456,590	$ 2,703,277	$ 2,343,685	$ 2,756,461	$ 2,090,922	$ 1,634,676	$ 1,481,426	$ 1,184,656	$ 982,812	$ 1,000,000
C000210578
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Growth Equity Fund, Investor Class Shares
Account Value	$ 40,754	33,803	26,501	23,022	27,162	20,652	16,183	14,706	11,791	9,799	10,000
C000210586
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Institutional Class Shares
Account Value	$ 1,404,546	1,360,444	1,221,900	1,197,382	1,238,289	1,158,896	1,152,012	1,095,191	1,077,896	1,040,169	1,000,000
C000210587
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Total Return Bond Fund, Investor Class Shares
Account Value	$ 13,701	13,290	11,979	11,768	12,201	11,447	11,397	10,871	10,726	10,376	10,000
C000210585
Account Value [Line Items]
Account Value	$ 13,575	13,193	11,890	11,692	12,133	11,370	11,332	10,825	10,690	10,358	10,000
C000210574
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Institutional Class Shares
Account Value	$ 1,607,706	1,522,492	1,367,929	1,298,968	1,382,650	1,244,325	1,222,483	1,165,627	1,121,234	1,027,906	1,000,000
C000210575
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Credit Fund, Investor Class Shares
Account Value	$ 15,679	14,882	13,401	12,770	13,613	12,292	12,107	11,572	11,159	10,254	10,000
C000210576
Account Value [Line Items]
Account Value	$ 15,577	14,786	13,328	12,686	13,539	12,212	12,039	11,509	11,123	10,236	10,000
C000210579
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Institutional Class Shares
Account Value	$ 1,229,594	1,172,126	1,096,091	1,084,741	1,135,779	1,115,512	1,074,031	1,037,505	1,029,302	1,014,277	1,000,000
C000210580
Account Value [Line Items]
Line Graph and Table Measure Name	Frost Low Duration Bond Fund, Investor Class Shares
Account Value	$ 12,001	11,470	10,756	10,660	11,201	11,028	10,635	10,299	10,243	10,118	10,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 3,511,690	3,013,325	2,480,062	2,195,752	2,357,725	1,708,918	1,525,350	1,412,355	1,215,567	1,048,353	1,000,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 35,117	30,133	24,801	21,958	23,577	17,089	15,254	14,124	12,156	10,484	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 1,179,040	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 1,179,040	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 1,179,040	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,790	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000
Russell 1000 Growth Benchmark Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Benchmark Index (TR) (USD)
Account Value	$ 4,833,882	3,902,905	3,074,724	2,621,043	2,975,991	2,177,377	1,677,009	1,513,227	1,231,839	1,043,474	1,000,000
Russell 1000 Growth Benchmark Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Benchmark Index (TR) (USD)
Account Value	$ 48,339	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value	$ 1,500,036	1,407,872	1,294,122	1,274,298	1,416,924	1,338,733	1,239,407	1,141,770	1,130,831	1,066,725	1,000,000
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value	$ 15,000	14,079	12,941	12,743	14,169	13,387	12,394	11,418	11,308	10,667	10,000
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value	$ 15,000	14,079	12,941	12,743	14,169	13,387	12,394	11,418	11,308	10,667	10,000
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value	$ 1,206,217	1,151,675	1,088,245	1,092,397	1,145,597	1,140,743	1,077,125	1,023,663	1,029,234	1,025,359	1,000,000
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value	$ 12,062	$ 11,517	$ 10,882	$ 10,924	$ 11,456	$ 11,407	$ 10,771	$ 10,237	$ 10,292	$ 10,254	$ 10,000